Consolidated Statement of Changes in Stockholders' Deficit (Unaudited) - USD ($)		Series E Preferred Stock	Series F Preferred Stock	Series G Preferred Stock	Common Stock		Preferred Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at Jun. 30, 2020		$ 50			$ 59,539	[1]		$ 15,697,140	$ (23,496,792)	$ (7,740,063)
Balance (in Shares) at Jun. 30, 2020		500,000			3,140,196	[1]
Common stock issued for services					$ 10,580	[1]		2,767,970		2,778,550
Common stock issued for services (in Shares)	[1]				529,000
Common stock issued in exchange for debt reduction					$ 138,281	[1]		12,892,954		13,031,235
Common stock issued in exchange for debt reduction (in Shares)	[1]				6,914,064
Issuance of common stock to warrant holders (in Shares)	[1]				1,248,961
Commitment shares issued					$ 5,750	[1]		1,171,250		1,177,000
Commitment shares issued (in Shares)	[1]				287,500
Common stock issued under Equity Purchase Agreement					$ 65,594	[1]		13,535,735		13,601,329
Common stock issued under Equity Purchase Agreement (in Shares)	[1]				3,279,693
Common stock issued in acquisition					$ 1,000	[1]		150,000		151,000
Common stock issued in acquisition (in Shares)	[1]				50,000
Common stock issued as collateral (in Shares)	[1]				250,000
Consolidated net loss						[1]			(24,434,336)	(24,434,336)
Balance at Jun. 30, 2021		$ 50			$ 280,744	[1]		46,215,049	(47,931,128)	$ (1,435,285)
Balance (in Shares) at Jun. 30, 2021		500,000			15,699,414	[1]				15,449,221
Common stock issued for services					$ 1,470			109,382		$ 110,852
Common stock issued for services (in Shares)					73,517
Commitment shares issued					$ 6,250			350,000		356,250
Commitment shares issued (in Shares)					312,500
Common Stock Cancelled (in Shares)					(241,303)
Common stock issued under Equity Purchase Agreement					$ 32,500			2,611,000		2,643,500
Common stock issued under Equity Purchase Agreement (in Shares)					1,625,000
Preferred Series F issued in exchange for debt			$ 11,000,000					1,824,989,000,000		1,825,000,000,000
Preferred Series F issued in exchange for debt (in Shares)			11,414
Retirement of Preferred Series E		$ (50)								(50)
Retirement of Preferred Series E (in Shares)		(500,000)
Consolidated net loss									(3,878,517)	(3,878,517)
Balance at Mar. 31, 2022			$ 11		$ 320,964			51,110,420	(51,809,645)	(378,250)
Balance (in Shares) at Mar. 31, 2022			11,414		17,469,128
Balance at Jun. 30, 2021		$ 50			$ 280,744	[1]		46,215,049	(47,931,128)	$ (1,435,285)
Balance (in Shares) at Jun. 30, 2021		500,000			15,699,414	[1]				15,449,221
Common stock issued for services					$ 1,470	[1]		109,382		$ 110,852
Common stock issued for services (in Shares)	[1]				73,517
Common stock issued under Purchase Agreement					$ 10,000	[1]		490,000		500,000
Common stock issued under Purchase Agreement (in Shares)	[1]				500,000
Commitment shares issued					$ 6,400	[1]		807,350		813,750
Commitment shares issued (in Shares)	[1]				1,812,500
Common stock issued under Equity Purchase Agreement					$ 22,500			2,121,000		2,143,500
Common stock issued under Equity Purchase Agreement (in Shares)					1,125,000
Retirement of Preferred Series E		$ (50)				[1]				(50)
Retirement of Preferred Series E (in Shares)		(500,000)				[1]
Issuance of Series F Preferred			$ 11			[1]		1,824,989		1,825,000
Issuance of Series F Preferred (in Shares)			11,414			[1]
Issuance of Series G Preferred				$ 51
Cancellation of fractional shares of common stock resulting from reverse split (Note 1)	[1]
Cancellation of fractional shares of common stock resulting from reverse split (Note 1) (in Shares)	[1]				(241,303)
Common stock issued as charitable donation					$ 20			61,980		62,000
Common stock issued as charitable donation (in Shares)					200,000
Consolidated net loss						[1]			(6,250,956)	(6,250,956)
Balance at Jun. 30, 2022			$ 11	$ 51	$ 321,134	[1]	$ 321,134	51,629,750	(54,182,084)	$ (2,231,189)
Balance (in Shares) at Jun. 30, 2022			11,414	51	19,169,128	[1]	19,169,128			19,168,935
Common stock issued for services							$ 307	237,821		$ 238,128
Common stock issued for services (in Shares)							3,070,922
Commitment shares issued							$ 280	202,170		202,450
Commitment shares issued (in Shares)							2,800,000
Common stock issued for charitable donation							$ 535	96,965
Common stock issued for charitable donation (in Shares)							5,350,000
Common stock issued for debt reduction							$ 5,320	627,472		632,792
Common stock issued for debt reduction (in Shares)							53,206,652
Common stock issued to convert Preferred Stock Series F			$ (1)				$ 2,354	449,624		451,977
Common stock issued to convert Preferred Stock Series F (in Shares)			(8,710)				23,540,539
Fair value of warrants issued								492,434		492,434
Return of common stock (in Shares)							(36,500)
Common stock issued under Equity Purchase Agreement							$ 942	165,492		166,434
Common stock issued under Equity Purchase Agreement (in Shares)							429,130
Consolidated net loss									(5,960,453)	(5,960,453)
Balance at Mar. 31, 2023			$ 10				$ 330,873	$ 53,901,728	$ (60,142,537)	$ (5,909,926)
Balance (in Shares) at Mar. 31, 2023			2,704	51			116,529,871

[1]	All share amounts, including those in the accompanying notes, have been adjusted to reflect a 1:200 reverse split effective March 7, 2022.